Income Tax Expense - Summary of Income Tax Reconciliation In Percentage Terms (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax using the Company's domestic tax rate	30.60%	30.60%	30.60%
Non-deductible expenses	0.10%	0.30%	0.10%
Tax credits	(9.40%)	(3.70%)	(3.90%)
Changes in unrecognized differed tax assets (Refer to (3) Unrecognized Deferred Tax Assets)	17.60%	(0.80%)	(0.60%)
Effect of tax rates in foreign jurisdictions	3.60%	(0.60%)	(0.50%)
Other	(1.30%)	(0.40%)	(2.60%)
Effective tax rate	41.20%	25.40%	23.10%